OTHER INCOME (EXPENSE), NET: (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OTHER INCOME (EXPENSE), NET:
Interest and dividend income		$ 1,087	$ 879	$ 1,439
Gains (losses) on trading securities relating to deferred compensation plans		29	3,364	4,524
Interest expense		(121)	(142)	(243)
Impairment of equity method investment	(4,400)			(4,400)
Equity method investment loss		(194)	(342)	(233)
Foreign exchange gains (losses)		2,098	4,090	951
Capital gains (losses)		(227)	(28)	(38)
Miscellaneous, net		274	537	100
Total other income (expense), net		2,946	8,358	2,100
Adjusted carrying value of an equity method investment	$ 4,961			$ 4,961